UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

10.31.2010

John Hancock Preferred Income Fund II
As of 10-31-10 (Unaudited)

	Shares	Value

Preferred Securities 133.34%		$576,909,516
(Cost $583,335,719)

Consumer Discretionary 10.70%		46,285,139

Media 10.70%
CBS Corp., 6.750% (L)(Z)	182,800	4,621,184
CBS Corp., 7.250%	67,000	1,686,390
Comcast Corp., 6.625% (Z)	118,500	3,005,160
Comcast Corp., Series B, 7.000% (L)(Z)	610,000	15,707,500
Viacom, Inc., 6.850% (L)(Z)	834,245	21,264,905

Consumer Staples 3.19%		13,811,358

Food & Staples Retailing 3.02%
Ocean Spray Cranberries, Inc., Series A, 6.250% (L)(S)(Z)	160,000	13,055,008

Food Products 0.17%
Archer-Daniels-Midland Company, 6.250%	17,500	756,350

Energy 7.77%		33,617,676

Oil, Gas & Consumable Fuels 7.77%
Apache Corp., Series D, 6.000%	80,000	4,656,000
Nexen, Inc., 7.350% (Z)	1,151,100	28,961,676

Financials 73.49%		317,943,617

Capital Markets 8.15%
Credit Suisse Guernsey, 7.900% (Z)	319,000	8,479,020
Goldman Sachs Group, Inc., 6.125%	260,000	6,427,200
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	177,000	9,735
Lehman Brothers Holdings Capital Trust V, Series M, 6.000% (I)	46,600	1,445
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	145,200	4,646
Morgan Stanley Capital Trust III, 6.250% (Z)	290,000	7,009,300
Morgan Stanley Capital Trust IV, 6.250% (Z)	161,800	3,905,852
Morgan Stanley Capital Trust V, 5.750% (Z)	355,000	8,264,400
Morgan Stanley Capital Trust VII, 6.600%	47,200	1,161,120

Commercial Banks 17.21%
Barclays Bank PLC, Series 3, 7.100% (Z)	375,000	9,348,750
Barclays Bank PLC, Series 5, 8.125% (Z)	305,000	7,951,350
HSBC Holdings PLC, Series A, 6.200% (Z)	254,600	6,227,516
Royal Bank of Scotland Group PLC, Series L, 5.750% (L)(Z)	480,000	9,144,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	329,000	9,511,390
Santander Holdings USA, Inc., Series C, 7.300%	105,567	2,622,284
USB Capital VIII, Series 1, 6.350% (Z)	233,500	5,856,180
USB Capital X, 6.500%	30,300	758,712
USB Capital XI, 6.600%	190,000	4,780,400
Wells Fargo & Company, 8.000% (L)(Z)	554,500	14,977,045
Wells Fargo Capital Trust IV, 7.000% (Z)	130,000	3,290,300

Consumer Finance 4.54%
HSBC Finance Corp., 6.000% (Z)	72,200	1,805,722
HSBC Finance Corp., 6.875% (Z)	310,900	7,822,244
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	143,200	3,442,528
SLM Corp., 6.000% (L)(Z)	196,800	3,861,216
SLM Corp., Series A, 6.970% (Z)	64,000	2,695,680

John Hancock Preferred Income Fund II
As of 10-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 25.27%
BAC Capital Trust II, 7.000% (Z)	22,400	$549,920
Citigroup Capital VIII, 6.950% (L)(Z)	660,000	16,236,000
Citigroup Capital XIII (7.875% to 10-30-2040, then 3 month LIBOR +
6.370%)	19,000	503,500
Corporate Backed Trust Certificates, Series HSBC, 6.250% (Z)	45,400	1,111,392
Deutsche Bank Capital Funding Trust X, 7.350%	126,900	3,216,915
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	161,000	3,955,770
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	382,500	10,048,275
Federal National Mortgage Association, Series S (8.250% to 12-13-
10, then higher of 3 month LIBOR + 4.230% or 7.750%) (I)	75,000	41,250
Fleet Capital Trust VIII, 7.200% (Z)	332,000	8,114,080
General Electric Capital Corp., 6.000%	25,100	639,548
General Electric Capital Corp., 6.050%	23,000	591,330
ING Groep NV, 7.050% (L)(Z)	775,700	18,446,146
JPMorgan Chase Capital XXIX, 6.700%	563,009	14,244,128
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	360,400	8,595,540
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	172,200	4,156,908
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	275,000	6,668,750
RBS Capital Funding Trust V, 5.900% (Z)	398,000	6,073,480
RBS Capital Funding Trust VII, 6.080% (Z)	145,000	2,212,700
Repsol International Capital Ltd., Series A, 7.450% (Z)	156,100	3,944,647

Insurance 11.73%
Aegon NV, 6.375% (Z)	355,000	8,133,050
American Financial Group, Inc., 7.000% (I)	226,000	5,650,000
MetLife, Inc., Series B, 6.500% (L)(Z)	780,950	19,523,750
Phoenix Companies, Inc., 7.450% (Z)	229,300	4,299,375
PLC Capital Trust IV, 7.250% (Z)	389,500	9,784,240
Prudential PLC, 6.500% (Z)	103,000	2,562,640
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	32,500	777,725

Real Estate Investment Trusts 5.15%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (L)(Z)	449,400	10,754,142
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	110,000	2,608,100
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,646,046
Public Storage, 6.500%	49,500	1,236,510
Public Storage, Inc., Depositary Shares, Series X, 6.450% (Z)	30,000	744,900
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	170,000	4,304,400

Thrifts & Mortgage Finance 1.44%
Sovereign Capital Trust V, 7.750% (Z)	242,500	6,210,425

Telecommunication Services 8.15%		35,268,420

Diversified Telecommunication Services 0.13%
AT&T, Inc., 6.375% (Z)	21,000	562,800

Wireless Telecommunication Services 8.02%
Telephone & Data Systems, Inc., 6.625% (Z)	155,000	3,760,300
Telephone & Data Systems, Inc., Series A, 7.600% (L)(Z)	666,834	16,790,880
United States Cellular Corp., 7.500% (L)(Z)	559,243	14,154,440

Utilities 30.04%		129,983,306

Electric Utilities 13.61%
Duquesne Light Company, 6.500% (Z)	98,450	4,817,897

John Hancock Preferred Income Fund II
As of 10-31-10 (Unaudited)

			Shares	Value

Utilities (continued)
Entergy Arkansas, Inc., 5.750%			60,600	$1,505,910
Entergy Louisiana LLC, 6.000%			185,000	4,902,500
Entergy Mississippi, Inc., 6.200%			97,500	2,598,375
Entergy Texas, Inc., 7.875%			37,400	1,090,210
FPC Capital I, Series A, 7.100% (Z)			369,750	9,465,600
FPL Group Capital Trust I, 5.875% (Z)			225,000	5,634,000
Georgia Power Capital Trust VII, 5.875% (Z)			95,000	2,394,950
HECO Capital Trust III, 6.500% (Z)			187,000	4,729,230
NSTAR Electric Company, 4.780% (Z)			15,143	1,323,120
PPL Energy Supply, LLC, 7.000% (L)(Z)			626,184	16,224,427
Southern California Edison Company, Series C, 6.000% (Z)			20,000	1,887,500
Westar Energy, Inc., 6.100% (Z)			87,700	2,304,756

Multi-Utilities 16.43%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)			39,870	4,006,935
BGE Capital Trust II, 6.200% (Z)			477,000	11,853,450
DTE Energy Trust I, 7.800% (Z)			287,200	7,536,128
Interstate Power & Light Company, Series B, 8.375% (L)(Z)			699,350	20,316,118
SCANA Corp., 7.700% (Z)			535,060	15,163,600
Xcel Energy, Inc., 7.600% (Z)			445,000	12,228,600

		Maturity	Par value
	Rate	date		Value

Capital Preferred Securities 3.20%				$13,841,494
(Cost $14,688,460)

Utilities 3.20%				13,841,494

Multi-Utilities 3.20%
Dominion Resources Capital Trust I (Z)	7.830%	12-1-27	$8,450,000	8,640,159
Dominion Resources Capital Trust III (Z)	8.400	1-15-31	5,000,000	5,201,335

			Shares	Value

Common Stocks 2.65%				$11,461,727
(Cost $10,299,104)

Energy 0.06%				237,700

Oil, Gas & Consumable Fuels 0.06%
Spectra Energy Corp. (L)(Z)			10,000	237,700

Telecommunication Services 1.68%				7,273,763

Diversified Telecommunication Services 1.68%
AT&T, Inc.			110,000	3,135,000
Frontier Communications Corp.			27,604	242,363
Verizon Communications, Inc.			120,000	3,896,400

Utilities 0.91%				3,950,264

Electric Utilities 0.78%
FirstEnergy Corp.			40,000	1,452,800
UIL Holding Corp.			65,900	1,908,464

Gas Utilities 0.13%
Atmos Energy Corp.			20,000	589,000

John Hancock Preferred Income Fund II
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Corporate Bonds 2.25%				$9,732,375
(Cost $10,543,820)

Energy 2.25%				9,732,375
Oil, Gas & Consumable Fuels 2.25%
Southern Union Company (7.200% to 11-01-11, then 3
month LIBOR + 3.018%) (L)(Z)	7.200%	11-1-66	$10,550,000	9,732,375

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 8.69%				$37,600,000
(Cost $37,600,000)

Short-Term Securities 8.69%				37,600,000
Federal Home Loan Discount Notes	0.100%	11-1-10	37,600,000	37,600,000

Total investments (Cost $656,467,103)† 150.13%				$649,545,112

Other assets and liabilities, net (50.13%)				($216,883,836)

Total net assets 100.00%				$432,661,276

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-10. Total value of loaned securities at 10-31-10 was $186,340,240.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 10-31-10 was $470,220,196.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $656,521,053. Net unrealized depreciation aggregated $6,975,941, of which $24,872,935 related to appreciated investment securities and $31,848,876 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total investments on 10-31-10:

United States	85%
United Kingdom	6%
Canada	4%
Netherlands	4%
Switzerland	1%

John Hancock Preferred Income Fund II
As of 10-31-10 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	10-31-10	QUOTED PRICE	INPUTS	INPUTS
Preferred Securities
Consumer Discretionary	$46,285,139	$46,285,139	—	—
Consumer Staples	13,811,358	756,350	$13,055,008	—
Energy	33,617,676	33,617,676	—	—
Financials	317,943,617	317,938,971	4,646	—
Telecommunication Services	35,268,420	35,268,420	—	—
Utilities	129,983,306	116,857,644	13,125,662	—
Capital Preferred Securities
Utilities	13,841,494	—	13,841,494	—
Common Stocks
Energy	237,700	237,700	—	—
Telecommunication Services	7,273,763	7,273,763	—	—
Utilities	3,950,264	3,950,264	—	—
Corporate Bonds
Energy	9,732,375	—	9,732,375	—
Short-Term Investments	37,600,000	—	37,600,000	—
Total investments in Securities	$649,545,112	$562,185,927	$87,359,185	—
Other Financial Instruments
Interest Rate Swaps	(2,493,606)	—	(2,493,606)	—

During the three month period ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various

John Hancock Preferred Income Fund II
As of 10-31-10 (Unaudited)

times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the three month period ended October 31, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2010, which are generally representative of the interest rate swap activity:

		PAYMENTS	PAYMENTS
COUNTER-	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED
PARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE
Bank of			3-month
America	$63,500,000	4.37%	LIBOR (a)	11-15-07	11-15-10	($1,326,122)	($1,326,122)
Morgan			3-Month
Stanley	63,500,000	3.79%	LIBOR (a)	01-07-08	01-07-11	(1,167,484)	(1,167,484)
	$127,000,000					($2,493,606)	($2,493,606)

(a) At 10-31-10, the 3-month LIBOR rate was 0.28594%

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010, by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE
Interest rate contracts	Interest rate swaps	-	($2,493,606)
Total		-	($2,493,606)

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q1 10/10
12/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:

/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: December 17, 2010

By:

/s/Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 17, 2010